SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18:-    SUBSEQUENT EVENTS

a.
In February 2022, Russia launched a military invasion into Ukraine. The Company maintains research and development and customer care activities in Ukraine. While as of the date of issuance of this annual report there have not been material impacts associated with the military invasion, management is continuously monitoring the developments to assess potential future impacts.